Risks And Concentrations - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CN
Foreign Currency Risk [Line Items]
Cash and cash equivalents,restricted cash and Short-term investments	¥ 6,648,474	¥ 5,298,304